Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Components of Current and Non-Current Portions of Prepayment and Other Assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Current portion:
Contract assets (i)	1,875,704	1,509,586	231,354
VAT prepayments	507,135	805,360	123,427
Prepaid licensed copyrights	311,144	378,025	57,935
Receivables from online payment agencies	386,795	304,353	46,644
Advances to suppliers	207,204	213,686	32,749
Prepaid expenses	82,657	58,150	8,912
Deposits and prepaid rental fees	133,692	57,829	8,863
Others (ii)	214,897	188,866	28,944
	3,719,228	3,515,855	538,828

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Non-current portion:
Prepaid licensed copyrights	3,006,109	2,036,411	312,094
Licensed copyrights prepaid assets (iii)	325,504	474,073	72,655
Deposits and prepaid rental fees	22,269	154,627	23,698
Others	154,594	34,312	5,258
	3,508,476	2,699,423	413,705

(i)

The allowance for credit losses on contract assets was RMB7,225 and RMB9,275 (US$1,421) as of December 31, 2019 and December 31, 2020, respectively. The provision charged against the allowance was RMB21,478 for the year ended December 31, 2018. The reversals charged against the allowance were RMB14,253 and RMB9,310 (US$1,427) for the years ended December 31, 2019 and 2020, respectively. Cumulative effect of adopting ASU 2016-13 on the opening balance of contract assets was RMB11,360 (US$1,741). Write-offs charged against the allowance were nil, nil, and nil for the years ended December 31, 2018, 2019 and 2020, respectively.

(ii)

The allowance for credit losses on other current assets were nil and RMB73,688 (US$11,293) as of December 31, 2019 and December 31, 2020, respectively. The provision charged against the allowance were nil, nil, and RMB73,688 (US$11,293) for the year ended December 31, 2018, 2019 and 2020, respectively. No reversal and write-offs were charged against the allowance for the year ended December 31, 2018, 2019 and 2020, respectively.

(iii)

Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under nonmonetary exchanges but the counterparty has already received the content copyrights from the Group.